Significant Accounting Policies - Net Loss Per Share of Common Stock (Details) - USD ($)	2 Months Ended	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest income available in the Trust Account for tax obligations	$ 0	$ 6,719		$ 73,393	$ 78,823	$ 42,685	$ 52,676	$ 121,508	$ 194,901	$ 254,149
Maximum allowance for tax obligations		(6,719)			(78,823)		(52,676)	(121,508)
Net income	$ (2,300)	(6,120,741)	$ 5,685,300	$ (2,416,660)	(2,618,735)	$ (776,839)	(435,441)	(3,395,574)	$ (5,812,234)	(8,339,904)
Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest income available in the Trust Account for tax obligations										254,000
Maximum allowance for tax obligations										$ 211,000
Income attributable to Class A common stock		$ 0			$ 0		$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted	0	23,000,000		23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000
Earnings Per Share, Basic and Diluted	$ 0			$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00	$ 0
Class B common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ (2,300)									$ (8,300,000)
Income attributable to Class A common stock										0
Net income after distributed earnings		$ (6,120,741)			$ (2,618,735)		$ (435,441)	$ (3,395,574)		$ (8,300,000)
Weighted Average Number of Shares Outstanding, Basic and Diluted	5,000,000	5,750,000		5,750,000	5,750,000	5,156,593	5,750,000	5,453,297	5,552,920	5,602,459
Earnings Per Share, Basic and Diluted	$ 0.00	$ (1.06)		$ (0.42)	$ (0.46)	$ (0.15)	$ (0.08)	$ (0.62)	$ (1.05)	$ (1.49)
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive										9,483,334